Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventories [Abstract]
Finished goods	¥ 6,485	¥ 8,318
Work in process	11,378	11,303
Raw materials and supplies	13,986	10,215
Inventories	¥ 31,849	¥ 29,836